PROVISIONS (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance		$ 570,977		$ 445,962
Inflation adjustment restatement		(241,044)		(173,430)
Additions		272,477	[1]	300,213	[2]
Uses		(7,590)		(1,211)
Decreases	[3]	(5,702)		(557)
Ending balance		589,118		570,977
Other Operating Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		161,826		185,473
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		$ 110,651		$ 114,740

[1]	Ps. 161,826 are included in "Other operating expenses" and Ps. 110,651 in "Financial expenses".
[2]	Ps. 185,473 are included in "Other operating expenses" and Ps. 114,740 in "Financial expenses".
[3]	The total are included in "Other operating expenses".